June 8, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


ATTN:      Ms. Patsy Mengiste
           Document Control - EDGAR

RE:        RiverSource Global Series, Inc.
                  RiverSource Absolute Return Currency and Income Fund Post-Effective Amendment No. 49
           File Nos. 33-25824/811-5696
           Accession Number: 0000820027-06-000865

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus, Class I prospectus supplement and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 49 (Amendment). This Amendment was filed electronically on June 2, 2006.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,




 /s/ Christopher O. Petersen
 ---------------------------
     Christopher O. Petersen
     Vice President and Group Counsel
     Ameriprise Financial, Inc.